Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases - Schedule of Lease Costs

In the years 2021, 2020, and 2019 we recognized rent expenses associated with our leases as follows:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2021	2020	2019
Finance lease cost:
Amortization of right-of-use assets	68	66	31
Interest on lease liabilities	7	12	8
Operating lease cost:
Fixed rent expense	1,079	602	567
Short-term lease cost	7	22	63
Net lease cost	1,161	702	669
Lease cost - Cost of sales	—	—	—
Lease cost - General & administrative expenses	1,161	702	669
Net lease cost	1,161	702	669

Leases - Schedule of Cash and Non-Cash Activities Associated with Leases

In the years 2021 and 2020, we had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,
USD'000	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	114	106
Operating cash flows from operating leases	964	632
Financing cash flows from finance leases	7	12
Non-cash investing and financing activities:
Net lease cost	1,161	702
Additions to ROU assets obtained from:
New finance lease liabilities	—	—
New operating lease liabilities	2,375	544

Leases - Schedule of Future Minimum Lease Payments

As at December 31, 2021, future minimum annual lease payments were as follows:

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2022	1,038	2	61	1,101
2023	972	1	—	973
2024	657	—		657
2025	592	—	—	592
2026 and beyond	1,016	—	—	1,016
Total future minimum operating and short-term lease payments	4,275	3	61	4,339
Less effects of discounting	(447)	—	(6)	(453)
Less effects of practical expedient	—	(3)	—	(3)
Lease liabilities recognized	3,828	—	55	3,883

Leases - Schedule of Future Minimum Lease Payments for Operating Leases

In line with ASU 2018-11, future minimum lease payments under legacy ASC 840 are disclosed in the table below:

Year	USD'000
2022	1,101
2023	973
2024	657
2025	592
2026 and beyond	1,016
Total future minimum operating and short-term lease payments	4,339
Less effects of discounting	(456)
Lease liabilities recognized	3,883